Unaudited interim condensed consolidated statement of (income) loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues and other income
Revenue	€ 1,901	€ 67
Other income	4,721	3,325
Research and development costs	(54,062)	(29,866)
Marketing - Business development expenses	(705)	(278)
General and administrative expenses	(6,812)	(6,847)
Other operating income (expenses)	(44)	131
Net operating loss	(55,003)	(33,468)
Financial income	2,373	4,159
Financial expenses	(2,646)	(177)
Net financial income	(273)	3,983
Income tax	7	19
Net loss for the period	€ (55,269)	€ (29,466)
Basic loss per share	€ (1.31)	€ (0.72)
Diluted loss per share	€ (1.31)	€ (0.72)
Weighted average number of shares outstanding used to calculate basic loss per share	42,044,796	40,864,457
Weighted average number of shares outstanding used to calculate diluted loss per share	42,044,796	40,864,457